Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 7,225	€ 6,180
Presented as deferred tax liabilities	538	498
Net deferred tax assets	€ 6,687	€ 5,682